SHARE CAPITAL (Summary of Awards Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 22.27
Outstanding	128,951
Weighted average exercise price	$ 4.12
Exercisable	92,481
Weighted average exercise price	$ 5.40
Stock Options [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Outstanding	104,940
Weighted average remaining contractual life	6 years 8 months 27 days
Weighted average exercise price	$ 0.64
Aggregate intrinsic value
Exercisable	68,470
Weighted average exercise price	$ 0.55
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 10.50
Range of exercise price, upper limit	$ 14.37
Outstanding	3,400
Weighted average remaining contractual life	1 year 2 months 27 days
Weighted average exercise price	$ 13.01
Aggregate intrinsic value
Exercisable	3,400
Weighted average exercise price	$ 13.10
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 17.51
Range of exercise price, upper limit	$ 19.72
Outstanding	9,976
Weighted average remaining contractual life	3 years 11 months 9 days
Weighted average exercise price	$ 18.87
Aggregate intrinsic value
Exercisable	9,976
Weighted average exercise price	$ 18.87
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 21.25
Range of exercise price, upper limit	$ 22.27
Outstanding	10,635
Weighted average remaining contractual life	2 years 29 days
Weighted average exercise price	$ 21.68
Aggregate intrinsic value
Exercisable	10,635
Weighted average exercise price	$ 21.68
Aggregate intrinsic value
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 20.61
Outstanding	864,589
Weighted average exercise price	$ 0.55
Warrants [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.00
Outstanding	696,390
Weighted average remaining contractual life	2 months 23 days
Weighted average exercise price	$ 0.00
Aggregate intrinsic value	266
Warrants [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.64
Range of exercise price, upper limit	$ 2.76
Outstanding	149,140
Weighted average remaining contractual life	2 years 18 days
Weighted average exercise price	$ 0.89
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 10.63
Range of exercise price, upper limit	$ 15.00
Outstanding	4,706
Weighted average remaining contractual life	4 months 17 days
Weighted average exercise price	$ 14.37
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 18.79
Range of exercise price, upper limit	$ 20.61
Outstanding	14,353
Weighted average remaining contractual life	1 year 26 days
Weighted average exercise price	$ 20.06
Aggregate intrinsic value